Statements of Operations and Comprehensive Income - Parenthetical (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Operations and Comprehensive Income
Accumulated Other Comprehensive Income Reclassification for unrealized net gains on available-for-sale securities		$ 35
Tax expense (benefit) portion of change in unrealized gains (losses)	(1)	(90)	191	300	210	716	428
Tax expense (benefit) portion of change in foreign currency translation adjustment	8	8
Tax expense (benefit) portion of Reclassification Adjustment for losses (gains) included in net income			$ (12)	$ (12)	$ (1,429)	$ (63)	$ (86)